Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1. DESCRIPTION OF BUSINESS

On May 23, 2022 (the “Closing Date”), MSP Recovery, Inc. d/b/a LifeWallet, a Delaware corporation (formerly known as Lionheart Acquisition Corporation II (“LCAP”)) consummated the previously announced business combination pursuant to that certain Membership Interest Purchase Agreement, dated as of July 11, 2021, as amended (the “MIPA”), by and among the Company, Lionheart II Holdings, LLC, a wholly owned subsidiary of the Company, MSP Recovery, LLC and combined and consolidated subsidiaries (“Legacy MSP”), the members of Legacy MSP (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”). Pursuant to the MIPA, the Members sold and assigned all of their membership interests in Legacy MSP to the Company in exchange for non-economic voting shares of Class V common stock, par value $0.0001, of the Company (“Class V Common Stock”) and non-voting economic Class B Units of Opco (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an “Up-C Unit”) (such transaction, the “Business Combination”). The Up-C Units are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. See Note 3, Business Combination, for details. Subsequent to the Closing Date, the Company’s sole asset is its equity interest in MSP Recovery, LLC. The Company is the managing member and therefore consolidates Legacy MSP.

Legacy MSP was organized in 2014 as a Medicaid and Medicare Secondary Payer Act recovery specialist. The Company utilizes its proprietary internal data analytics platform to review health Claims assigned by secondary payers such as health plans, MSOs, providers of medical services, and independent physicians associations. This platform allows the Company to identify Claims cost recovery rights with potential recovery paths where Claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.

MSP Recovery is assigned recovery rights to Claims by secondary payers via CCRAs. Prior to executing a CCRA, MSP Recovery utilizes its proprietary internal data analytics platform to review the set of Claims of a prospective assignor to identify Claims with probable recovery paths. MSP Recovery’s assets are these irrevocable broad assignments of health Claims recovery rights that are supported by federal and state laws and regulations. MSP Recovery’s operations are primarily conducted in the U.S. and Puerto Rico.

2023 Reverse Stock Split

Effective at 11:59 PM EDT on October 12, 2023, the Company amended its Second Amended and Restated Certificate of Incorporation filed with the Secretary of State of the State of Delaware to effect a 1-for-25 reverse stock split of the Company’s common stock (the “Reverse Split”). The Company’s Class A Common Stock began trading post split on October 13, 2023 under the same symbol, LIFW. As a result of the Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock. Fractional shares resulting from the Reverse Split were rounded up to the nearest whole number. The Reverse Split automatically and proportionately adjusted, based on the 1-for-25 split ratio, all issued and outstanding shares of the Company’s common stock, as well as the terms of warrants and other derivative securities outstanding at the time of the effectiveness of the Reverse Split. Proportionate adjustments were made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock. Share and per share data (except par value) for the periods presented reflect the effects of the Reverse Split. References to numbers of shares of common stock and per share data in the accompanying financial statements and notes thereto for periods ended prior to October 13, 2023 have been adjusted to reflect the Reverse Split on a retroactive basis. Unless otherwise noted, the share and per share information in this Quarterly Report have been adjusted to give effect to the one-for-twenty-five (1-for-25) Reverse Split. The previously reported number of authorized shares has been revised in this filing to properly reflect the impact of the 2023 Reverse Stock Split.

LifeWallet

As of September 30, 2023, the Company’s investment related to LifeWallet included in the condensed consolidated statement of operations was limited to activity and expenses incurred during the nine months ended September 30, 2023, which amounted to $3.7 million.

Committed Equity Facility

On May 17, 2022, the Company entered into a Company Common Stock Purchase Agreement (the “CF Agreement”) with an affiliate of Cantor Fitzgerald (“CF”). Pursuant to the CF Agreement, after the closing of the Business Combination, the Company will have the right to sell to CF, from time to time at its option, up to $1 billion in Class A Common Stock shares, subject to the terms, conditions and limitations set forth in the CF Agreement.

On January 6, 2023, the Company entered into a Company Common Stock Purchase Agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Island exempted company (“Yorkville”), which replaced the CF Agreement noted above. Pursuant to the Yorkville Purchase Agreement, the Company has the right to sell to Yorkville from time to time at its option up to $1 billion in shares of the Company’s Class A Common Stock, subject to the terms, conditions and limitations set forth in the Yorkville Purchase Agreement.

In connection with the Yorkville Purchase Agreement, the CF Agreement has been terminated.

Subsequent to September 30, 2023, the Company entered into the Standby Equity Purchase Agreement (“Yorkville SEPA”) with Yorkville, which replaced the Yorkville Purchase Agreement described above. Pursuant to the Yorkville SEPA, the Company has the right to sell to Yorkville up to $250 million of its shares of common stock, subject to certain limitations and conditions set forth in the Yorkville SEPA, from time to time during the term of the Yorkville SEPA. Sales of the shares of common stock to Yorkville under the Yorkville SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of common stock to Yorkville under the Yorkville SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions to Yorkville’s purchase obligation set forth in the Yorkville SEPA, including having a registration statement registering the resale of the shares of common stock issuable under the Yorkville SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the Yorkville SEPA is terminated to direct Yorkville to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Yorkville (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to (i) 98% of the VWAP of the shares of common stock on the applicable date of delivery of the Advance Notice during regular trading hours on such date or (ii) 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville. “VWAP” is defined as the daily volume weighted average price of the shares of common stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

In connection with the Yorkville SEPA, and subject to the condition set forth therein, Yorkville has agreed to advance to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $15.0 million (the “Pre-Paid Advance”). The Pre-Paid Advance was disbursed on November 14, 2023 with respect to $5.0 million and the remaining balance of the Pre-Paid Advance will be disbursed in the amount of (i) $5.0 million on the second trading day after the first amendment to the registration statement registering the resale of the shares of common stock issuable under the Yorkville SEPA being filed and (ii) $5.0 million upon the registration statement registering the resale of the shares of common stock issuable under the Yorkville SEPA being declared effective. The purchase price for the Pre-Paid Advance is 95.0% of the principal amount of the Pre-Paid Advance. If required pursuant to the amended and restated promissory note issued by the Company to Nomura, Yorkville shall pay the aggregate purchase price for the shares of common stock will be offset against an amount outstanding under a promissory note (first towards accrued and unpaid interest, if any, then towards principal equal to 50% of such aggregate purchase price and payment of the remaining 50% of such aggregate purchase price to the Company). Interest shall accrue on the outstanding balance of any Pre-Paid Advance at an annual rate equal to 5.0%, subject to an increase to 18% upon an event of default as described in the Convertible Notes. Yorkville may convert the Convertible Notes into shares of the Company’s common stock at a conversion price equal to the lower of 120% of VWAP the day prior to the date of the closing of each tranche (the “Fixed Price”) or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion (the “Conversion Price”), which in no event may the Conversion Price be lower than 20% of the closing price the trading day immediately prior to the signing of the definitive documents (the “Floor Price”). In addition, upon the occurrence and during the continuation of an event of default, the Convertible Notes shall become immediately due and payable and the Company shall pay to Yorkville the principal and interest due thereunder. In no event shall Yorkville be allowed to effect a conversion if such conversion, along with all other shares of common stock beneficially owned by Yorkville and its affiliates would exceed 9.99% of the outstanding shares of the common stock of the Company. If any time on or after November 14, 2023 (i) the daily VWAP is less than the Floor Price for ten consecutive trading days (“Floor Price Trigger”), (ii) the Company has issued substantially all of the shares available under the Exchange Cap (as defined below) (“Exchange Cap Trigger”) or (iii) the Parent is in material breach of the Registration Rights Agreement, dated as of the date hereof, by and between Yorkville and the Company (the “Registration Rights Agreement”) and such breach remains uncured for a period of twenty trading days, or the occurrence of an “Event” (as defined in the Registration Rights Agreement) (“Registration Event Trigger” and collectively with the Floor Price Trigger and the Exchange Cap Trigger, the “Trigger”), then the Company shall make monthly payments to Yorkville beginning on the seventh trading day after the Trigger and continuing monthly in the amount of $1,500,000 plus an 5.0% premium and accrued and unpaid interest. The Exchange Cap Trigger will not apply in the event the Company has obtained the approval from its stockholders in accordance with the rules of Nasdaq Stock Market for the issuance of shares of common stock pursuant to the transactions contemplated in the Convertible Note and the Yorkville SEPA in excess of 19.99% of the aggregate number of shares of common stock issued and outstanding as of the effective date of the Yorkville SEPA (the “Exchange Cap”).

Yorkville, in its sole discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the Yorkville SEPA requiring the issuance and sale of shares of common stock to Yorkville at the Conversion Price in consideration of an offset of the Convertible Notes (“Yorkville Advance”). Yorkville, in its sole discretion, may select the amount of any Yorkville Advance, provided that the number of shares issued does not cause Yorkville to exceed the 9.99% ownership limitation, does not exceed the Exchange Cap or the amount of shares of common stock that are registered. As a result of a Yorkville Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Yorkville Advance.

The Company will control the timing and amount of any sales of shares of common stock to Yorkville, except with respect to Yorkville Advances. Actual sales of shares of common stock to Yorkville as an Advance under the Yorkville SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

The Yorkville SEPA will automatically terminate on the earliest to occur of (i) the first day of the month following the 36-month anniversary of the date of the Yorkville SEPA or (ii) the date on which Yorkville shall have made payment of Advances pursuant to the Yorkville SEPA for shares of common stock equal to $250 million. The Company has the right to terminate the Yorkville SEPA at no cost or penalty upon five (5) trading days’ prior written notice to Yorkville, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to Yorkville pursuant to the Convertible Notes. The Company and Yorkville may also agree to terminate the Yorkville SEPA by mutual written consent. Neither the Company nor Yorkville may assign or transfer the Company’s respective rights and obligations under the Yorkville SEPA, and no provision of the Yorkville SEPA may be modified or waived by the Company or Yorkville other than by an instrument in writing signed by both parties.

The Yorkville SEPA contains customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the Yorkville SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of common stock to Yorkville. The Company expects that any proceeds received from such sales to Yorkville will be used for working capital and general corporate purposes.

Cano Health

On July 7, 2023, the Company issued 7,960,001 unregistered shares of Class A Common Stock (after giving effect to the Reverse Split) to Cano Health, LLC (“Cano”) as payment for $61.7 million in deferred compensation related to the following agreements, which the Company had the option to pay in cash or in stock and has elected to pay in stock, of which (i) 3,225,807 shares of Common Stock were issued as a deferred consideration for the assignment of certain claims pursuant to that certain Purchase Agreement, effective as of September 30, 2022, as amended to date, by and between MSP Recovery and Cano, and (ii) 4,734,194 shares of Common Stock were issued as deferred consideration for the assignment of certain claims pursuant to that certain Amended and Restated Claims Recovery and Assignment Agreement effective as of December 31, 2021, as amended to date, by and between MSP Recovery and Cano. See summary in “Cano Health” in Note 12, Commitments and Contingencies.

Liquidity

As an early-stage growth company, the Company has incurred substantial net losses since inception. As of September 30, 2023, the Company had unrestricted cash and cash equivalents totaling $6.7 million. The Company has incurred recurring losses and negative cash flows since inception and has an accumulated deficit of $62.1 million as of September 30, 2023. For the nine months ended September 30, 2023, the Company used approximately $31.5 million of cash in operations. The Company’s liquidity will depend on the ability to generate substantial Claims recovery income and Claims recovery services income in the near future, the timing of which is uncertain, as well as its ability to secure funding from capital sources. The Company’s principal liquidity needs have been capital expenditures, working capital, debt service and Claims financing obligations.

The Company anticipates sources of liquidity to include the Working Capital Credit Facility as disclosed in Note 10, Claims Financing Obligations and Notes Payable. The Company anticipates having funding through the Working Capital Credit Facility and has taken several actions to address liquidity concerns, including:

1.
On March 29, 2023, the Company’s subsidiary, Subrogation Holdings, LLC, and its parent, MSP Recovery LLP, entered into the Working Capital Credit Facility consisting of commitments to fund up to $48 million in proceeds. See summary in “Hazel Transactions” in Note 10, Claims Financing Obligations and Notes Payable.
2.
On November 13, 2023, the Company entered into the MTA Amendment No. 2 and Amendment to the Amended and Restated Security Agreement (“Second Virage MTA Amendment”), which extended the due date for the payment obligations to Virage to December 31, 2024. See summary in Note 4, Asset Acquisitions. This payment obligation will become a current liability after December 31, 2023, and the Company does not currently have available liquidity to satisfy such obligations.
3.
On November 13, 2023, the Company entered into the Amended and Restated Nomura Promissory Note, which extended the due date to December 31, 2024. See summary in Note 10, Claims Financing Obligations and Notes Payable. Amended and Restated Nomura Promissory Note will become a current liability after December 31, 2023, and the Company does not currently have available liquidity to satisfy said obligation.
4.
On November 14, 2023, the Company entered into the Yorkville SEPA, which included a pre-advancement in the amount of up to $15.0 million in connection with the purchase of the Company’s common stock. See summary above in “Committed Equity Facility” within Note 1, Description of the Business.

5.
Given the uncertainty with regard to the timing and amount of claims recovery income, management implemented a reduction of operating costs in 2023 through the reduction or elimination of certain controllable expenses particularly within the budgeted costs to expand and develop new solutions through LifeWallet platform, advertising expenses and non-contingent legal fees.

The Company has concluded that such actions alleviate the substantial doubt about the Company’s ability to continue as a going concern beyond one year from the date these financial statements are issued.

Notice of Non-Compliance with Nasdaq Listing Requirements

On April 24, 2023, the Company was notified by Nasdaq Listing Qualifications staff (the “Staff”) that the Company was non-compliant with Nasdaq Listing Rule 5250(c)(1) as a result of not having timely filed its 2022 Form 10-K. The Company was also deemed non-compliant with Nasdaq’s Bid Price Requirement as the closing bid price for the Company’s Class A Common Stock had fallen below $1.00 per share for 30 consecutive business days (March 13, 2023 through April 23, 2023). Pursuant to Nasdaq Marketplace Rule 5810(c)(3)(A), the Company was provided with a compliance cure period of 180 calendar days, or until October 23, 2023, to regain compliance with the Bid Price Requirement. On July 27, 2023, the Company filed its 2022 Form 10-K.

On May 24, 2023, the Company was notified by Nasdaq that it was not in compliance with the requirements of Nasdaq Listing Rule 5250(c) as a result of not having timely filed its Form 10-Q for the period ended March 31, 2023 with the SEC. On August 7, 2023, Nasdaq granted the Company an extension until August 30, 2023 to file its Quarterly Reports on Form 10-Q for the quarters ending March 31, 2023 and June 30, 2023. On August 16, 2023, the Company was notified by Nasdaq that it was not in compliance with the requirement of Nasdaq Listing Rule 5250(c)(1) as a result of not having timely filed its Form 10-Q for the period ended June 30, 2023 with the SEC. On August 17, 2023, the Company filed its Quarterly Report on Form 10-Q for the period ending March 31, 2023. The Company has regained compliance with such rule as a result of the filing of the Quarterly Report on Form 10-Q for the period ended June 30, 2023 on August 30, 2023. On August 31, 2023, the Company was notified by Nasdaq that it regained compliance with Nasdaq Listing Rule 5250(c)(1) after having filed its 2022 Form 10-K, and Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023 and June 30, 2023.

On September 5, 2023, the Company received a determination from the Staff that the Company’s Class A Common Stock had a closing bid price of $0.10 or less for 10 consecutive trading days during a compliance period and so, pursuant to Listing Rule 5810(3)(A)(iii), the Staff determined to delist the Company’s securities from The Nasdaq Capital Market (the “Delisting Determination”). Pursuant to the procedures set out in the Nasdaq Listing Rules, the Company appealed the Delisting Determination to a hearing panel (the “Hearing”), which suspended the Delisting Determination until the Hearing, which was scheduled for November 2, 2023. The Company effected the Reverse Stock Split on October 13, 2023, which caused the price of its Class A Common Stock to trade at a level sufficient to regain compliance with Listing Rule 5810(3)(A)(iii), and Listing Rule 5450(a)(1). On October 27, 2023, the Company was notified by the Staff that it had regained compliance with all applicable listing standards, the Hearing was canceled, and that the Company’s stock will continue to be listed and traded on the Nasdaq Stock Market.

Note 1. DESCRIPTION OF BUSINESS

On May 23, 2022 (the “Closing Date”), MSP Recovery, Inc. d/b/a LifeWallet, a Delaware corporation (formerly known as Lionheart Acquisition Corporation II (“LCAP”) consummated the previously announced business combination pursuant to that certain Membership Interest Purchase Agreement, dated as of July 11, 2021 (as amended, the “MIPA”), by and among the Company, Lionheart II Holdings, LLC, a wholly owned subsidiary of the Company, MSP Recovery, LLC and combined and consolidated subsidiaries ("Legacy MSP"), the members of Legacy MSP (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”). Pursuant to the MIPA, the Members sold and assigned all of their membership interests in Legacy MSP to the Company in exchange for non-economic voting shares of Class V common stock, par value $0.0001, of the Company (“Class V Common Stock”) and non-voting economic Class B Units of the Company (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an “Up-C Unit”) (such transaction, the “Business Combination”). The Up-C Units are convertible into Class A Common Stock of the Company at the discretion of holder of the Up-C Unit. See Note 3, Business Combination for details. Subsequent to the Closing Date, the Company's sole asset is its equity interest in MSP Recovery, LLC. The Company is the managing member and therefore consolidates Legacy MSP.

Legacy MSP was organized in 2014 as a Medicaid and Medicare Secondary Pay Act recovery specialist. The Company utilizes its proprietary internal data analytics platform to review health Claims assigned by secondary payers such as Health Plans, Management Service Organizations (“MSO”), providers of medical services and Independent Physicians Associations. This platform allows the Company to identify Claims cost recovery rights with potential recovery paths where Claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.

MSP seeks the assignment of recovery rights from secondary payers by acquiring the recovery rights to Claims from secondary payers via Claims Cost Recovery Agreements (“CCRAs”). Prior to executing a CCRA, the Company utilizes its proprietary internal data analytics platform to review the set of Claims and identify Claims with probable recovery paths. MSP’s assets are these irrevocable assignments of health Claims recovery rights that are automatic, all-encompassing and superior to other interests supported by Federal and State laws and regulations. MSP’s operations are primarily conducted in the U.S. and Puerto Rico.

Investment Capacity Agreement

On September 27, 2021, the Company entered into an Investment Capacity Agreement (the “ICA”) providing for potential future transactions regarding select healthcare Claims recovery interests with its investment partner, Virage, which transactions may include the sale of Claims by MSP. The ICA provides that the maximum value of such Claims will be $3 billion.

When the Company takes an assignment, the Company takes an assignment of the entire recovery but often has a contractual obligation to pay the assignor 50% of any recoveries. This 50% interest typically is retained by the assignor (the “Retained Interest”), although in some cases, the Company has acquired all of the recoveries, and the applicable assignor has not kept any Retained Interest. The Retained Interest is not an asset of the Company, but an obligation to pay these assignors, with the Company keeping the other 50% interest of any recoveries. Virage’s funding in connection with future transactions generally will be used to purchase Retained Interests from existing assignors or new MSP assignors, although its funds can also be used to buy 50% of the recoveries from the Company, in the event the applicable assignor did not retain any Retained Interest. In connection with transactions consummated under the ICA, the Company may receive certain fees, including a finder’s fee for identifying the recoveries and a servicing fee for servicing the Claims.

Pursuant to the ICA, the Company will assist Virage in acquiring these Retained Interests for a cash price. Virage will be paid the recovery generated from the purchased Retained Interests when received through litigation or settlements. The ICA is separate and distinct from the equity investment in the Company by VRM MSP (an affiliate of Virage). While the ICA is still in effect as of the date of this annual report, it is uncertain if or when the Company would transact on the ICA. To date, there have been no transactions in connection with this ICA, and the Company does not anticipate any in the foreseeable future.

LifeWallet

On January 10, 2022, the Company announced the launch of LifeWallet, LLC (“LifeWallet”). As of December 31, 2022, the Company’s investment related to LifeWallet included in the consolidated balance sheets was limited to activity and expenses incurred during the year ended December 31, 2022. Through the date the financial statements were issued, LifeWallet has executed agreements for advertising costs within the next 12 months of approximately $5.5 million. A portion of these contracts are cancellable with a 30-day notice period. For the aforementioned agreements that do not have a 30-day cancellation at will provision, the parties have mutually agreed to terminate said agreements prior to the filing of this Annual Report on Form 10-K.

Committed Equity Facility

On May 17, 2022, the Company entered into a Company Common Stock Purchase Agreement (the “Purchase Agreement”) with an affiliate of Cantor Fitzgerald (“CF”). Pursuant to the Purchase Agreement, after the closing of the Business Combination, the Company will have the right to sell to CF from time to time at its option up to $1 billion in Class A common stock shares, subject to the terms, conditions and limitations set forth in the Purchase Agreement.

On January 6, 2023, the Company entered into a Company Common Stock Purchase Agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Island exempted company (“Yorkville”), which replaced the Purchase Agreement with CF noted above. Pursuant to the Yorkville Purchase Agreement, the Company has the right to sell to Yorkville from time to time at its option up to $1 billion in shares of the Company’s Common Stock, subject to the terms, conditions and limitations set forth in the Yorkville Purchase Agreement. Sales of the shares of the Common Stock to Yorkville under the Yorkville Purchase Agreement, and the timing of any such sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the common stock, as well as determinations by the Company about the use of proceeds of such Common Stock sales. The net proceeds from any such sales under the Yorkville Purchase Agreement will depend on the frequency with, and the price at, which the shares of Common Stock are sold to Yorkville. Upon the initial satisfaction of the conditions to Yorkville’s obligation to purchase shares of Common Stock set forth under the Yorkville Purchase Agreement (the “Commencement”), including that a registration statement registering the resale by Yorkville of the shares of Common Stock under the Securities Act, purchased pursuant to the Yorkville Purchase Agreement (the “Resale Registration Statement”) is declared effective by the SEC and a final prospectus relating thereto is filed with the SEC, the Company will have the right, but not the obligation, from time to time, at its sole discretion and on the terms and subject to the limitations contained in the Yorkville Purchase Agreement, until no later than the first day of the month following the 36 month anniversary of the date that the Resale Registration Statement is declared effective, to direct Yorkville to purchase up to a specified maximum amount of Common Stock as set forth in the Yorkville Purchase Agreement by delivering written notice to Yorkville prior to the commencement of trading on any trading day. The purchase price of the common stock that the Company elects to sell to Yorkville pursuant to the Yorkville Purchase Agreement will be 98% of the volume-weighted average price ("VWAP") of the Common Stock during the applicable purchase date on which the Company has timely delivered a written notice to Yorkville, directing it to purchase common stock under the Yorkville Purchase Agreement. The purchase agreement that the Company entered into on May 17, 2022 with CF has been terminated.

Assignment and Sale of Proceeds Agreement

On June 30, 2022, the Company entered into an Assignment and Sale of Proceeds Agreement (the “Assignment Agreement”) and a Recovery Services Agreement (the “Services Agreement” and collectively, the “Agreements”) with the Prudent Group (“Prudent”) in order to monetize up to $250 million of the value of the Company’s net recovery interest in Claim demand letters that the Company has commenced sending to insurers who admitted they had primary payer responsibility for the underlying accidents to the federal government (“Net Recovery Proceeds”).

Pursuant to the Agreements, at the Company’s sole and absolute discretion, the Company has the right to direct Prudent to acquire, on a non-recourse basis, a percentage of the Company’s Net Recovery Proceeds, up to an aggregate of $250 million, at a purchase price of 90% of the Net Recovery Proceeds of such Claim.

Under the Services Agreement, the Company will service and recover on the demand letters and will retain any revenues generated in excess of the amount received from Prudent, plus up to an 18% annual return on the amount Prudent paid for the Net Recovery Proceeds. Prudent may terminate the Services Agreement upon sixty (60) days prior written notice to the Company.

The Company may utilize the Assignment Agreement as funding if needed. While the Prudent Agreements are still in effect as of the date of these financial statements, it is uncertain if or when the Company would transact on the agreements.

Warrant Agreement with Brickell Key Investments, LP

On October 12, 2022, MSP Recovery, Inc., a Delaware corporation (the “Company”), finalized an Amendment to the Claim Proceeds Investment Agreement (the “Amendment”) and a Warrant Agreement (the “Warrant Agreement”) with Brickell Key Investments LP (the “Holder”), pursuant to which the parties have agreed to amend the original Claims Proceeds Investment Agreement (“CPIA”) and required payment terms. The Amendment and Warrant Agreement were agreed effective September 30, 2022.

Pursuant to the agreements, the Company grants to the Holder the right to purchase Class A common shares in the Company (the “Class A Shares”) in accordance with the terms and conditions of the Agreement. The maximum amount of Class A shares that the holder may purchase from the Company is 2,666,667 (the “Amount”) for a purchase price equal to $6,666.67 ($0.0025 per Class A Share) (the “Exercise Price”) and is payable in cash. This Warrant (the “Warrant”) will expire at 5:00 p.m. (Eastern Time), on September 30, 2027 and may be exercised in whole or in part by Holder at any time prior to such date. The Holder can only sell a maximum of 15% per month of the Class A Shares obtained through the Warrant.

In exchange for the Company issuing the Warrant, the amounts owed to the Holder pursuant to CPIA are reduced from approximately $143 million to equal $80 million (the “Reduced Obligation”), and no further interest will accrue. The Holder has the right to receive the $80 million owed through (1) proceeds as outlined in the CPIA, (2) cash paid by the Company or (3) monetization of the Warrant (through the sale of the Warrant or sale of the underlying Class A Shares). If the Holder monetizes the Warrant, the amount owed will be reduced at a measure of $30.00 per Class A Share (five-day volume weighted average price as of September 30, 2022).

Liquidity

As an early-stage growth company, the Company has incurred substantial net losses since inception. As of December 31, 2022, the Company had unrestricted cash and cash equivalents totaling $3.7 million. The Company has incurred recurring losses and negative cash flows since inception and has an accumulated deficit of $29.2 million as of December 31, 2022. For the year ended December 31, 2022, the Company used approximately $80.6 million of cash in operations. The Company’s liquidity will depend on the ability to generate substantial Claims recovery income and Claims recovery services income in the near future, the timing of which is uncertain, as well as its ability to secure funding from capital sources. The Company’s principal liquidity needs have been capital expenditures, working capital, debt service and Claims financing obligations.

The Company anticipates sources of liquidity to include the Hazel Working Capital Facility as disclosed in Note 19, Subsequent Events. The Company anticipates having funding through this source and has taken several actions to address liquidity concerns, including:

1.
On April 12, 2023, the Company entered into the Virage MTA Amendment, which extended the due date for the payment obligations to Virage to September 30, 2024. See summary in Note 19, Subsequent Events.
2.
On April 12, 2023, the Company entered into an amended and restated promissory note with Nomura, which extended the due date to September 30, 2024. See summary in Note 19, Subsequent Events.
3.
On March 29, 2023, the Company entered into the Working Capital Credit Agreement consisting of commitments to fund up to $48 million in proceeds. See summary in Note 19, Subsequent Events.
4.
Given the uncertainty with regard to the timing and amount of claims recovery income, management implemented a reduction of operating costs in 2023 through the reduction or elimination of certain controllable expenses particularly within the budgeted costs to expand and develop new solutions through LifeWallet platform, advertising expenses and non-contingent legal fees. The Company anticipates that the reductions would contribute approximately $21.5M in savings to operating expenses over the next twelve months.

The Company has concluded that such actions alleviate the substantial doubt about the Company’s ability to continue as a going concern beyond one year from the date these financial statements are issued.